Leases (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Rent expense	$ 7,729	$ 6,316	$ 6,079
Anta Agreement [Member]
Statement [Line Items]
Rent expense	$ 3,070	$ 1,886	$ 1,710